Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Changes in Equity
Tax incentive, reduction of calculated income tax (as a percent)	75.00%	75.00%	75.00%